Share Capital and Warrants - Summary of Common Share Purchase Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance	$ 1,229,340	$ 1,327,655
Ending balance	$ 1,133,356	$ 1,229,340
Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance, Number of Warrants	308,612	308,612
Warrants expired, Number of Warrants	(190,212)	0
Ending balance, Number of Warrants	118,400	308,612
Beginning balance	$ 2,260	$ 2,260
Warrants expired, Carrying Amount	(1,593)
Ending balance	$ 667	$ 2,260